Share-based payments - Details grants Rapidfit (Detail) - Rapidfit+ plan [member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Rapidfit+ details grants [line items]
Outstanding at beginning of period	186	186	199
Granted	0	0	0
Forfeited / Cancelled	0	0	(13)
Exercised	0	0	0
Outstanding at end of period	186	186	186
Exercisable at the end of period	186	186	184